Intangible assets and goodwill - Summary (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Mar. 31, 2021	Dec. 25, 2020
Intangible assets and goodwill
Beginning balance	₽ 13,267,365
Goodwill	10,630,361	₽ 9,881,100	[1]
Ending balance	13,955,496	₽ 13,267,365
Zarplata
Intangible assets and goodwill
Percentage of voting interest acquired		100.00%			100.00%
Skillaz
Intangible assets and goodwill
Percentage of voting interest acquired				65.02%
Goodwill
Intangible assets and goodwill
Beginning balance	9,881,100
Ending balance	10,630,361	₽ 9,881,100
CV database
Intangible assets and goodwill
Beginning balance	438,626
Ending balance	335,461	438,626
Non-contractual customer relationships
Intangible assets and goodwill
Beginning balance	1,584,715
Ending balance	1,352,008	1,584,715
Trademarks and domains
Intangible assets and goodwill
Beginning balance	1,166,878
Ending balance	977,002	1,166,878
Website software
Intangible assets and goodwill
Beginning balance	165,516
Ending balance	602,315	165,516
Patents and copyrights
Intangible assets and goodwill
Beginning balance	560
Ending balance	2,112	560
Other software, licenses and other
Intangible assets and goodwill
Beginning balance	29,970
Ending balance	56,237	29,970
Gross
Intangible assets and goodwill
Beginning balance	15,390,454	11,418,381
Acquisition through business combinations (Note 8)	1,361,905	4,012,713
Additions arising from internal development	17,998	15,040
Other additions	99,597	68,614
Disposals	(87,691)	(132,684)
Foreign currency translation difference	(3,270)	8,390
Ending balance	16,778,993	15,390,454
Gross | Goodwill
Intangible assets and goodwill
Beginning balance	9,881,100	6,954,183
Acquisition through business combinations (Note 8)	752,485	2,918,486
Foreign currency translation difference	(3,224)	8,431
Ending balance	10,630,361	9,881,100
Gross | CV database
Intangible assets and goodwill
Beginning balance	737,913	635,605
Acquisition through business combinations (Note 8)		102,308
Ending balance	737,913	737,913
Gross | Non-contractual customer relationships
Intangible assets and goodwill
Beginning balance	2,572,532	2,043,760
Acquisition through business combinations (Note 8)	39,273	528,772
Ending balance	2,611,805	2,572,532
Gross | Trademarks and domains
Intangible assets and goodwill
Beginning balance	1,902,437	1,526,889
Acquisition through business combinations (Note 8)	212	375,724
Other additions	33
Foreign currency translation difference	113	(176)
Ending balance	1,902,795	1,902,437
Gross | Website software
Intangible assets and goodwill
Beginning balance	212,508	163,466
Acquisition through business combinations (Note 8)	566,384	82,549
Additions arising from internal development	17,998	15,040
Other additions	5,212	10,973
Disposals	(27,063)	(59,545)
Foreign currency translation difference	(128)	25
Ending balance	774,911	212,508
Gross | Patents and copyrights
Intangible assets and goodwill
Beginning balance	6,473	5,735
Other additions	3,667	1,588
Disposals	(2,741)	(874)
Foreign currency translation difference		24
Ending balance	7,399	6,473
Gross | Other software, licenses and other
Intangible assets and goodwill
Beginning balance	77,491	88,743
Acquisition through business combinations (Note 8)	3,551	4,874
Other additions	90,685	56,053
Disposals	(57,887)	(72,265)
Foreign currency translation difference	(31)	86
Ending balance	113,809	77,491
Accumulated depreciation and amortization
Intangible assets and goodwill
Beginning balance	(2,123,089)	(1,730,781)
Amortization for the year	788,092	524,963
Disposals	87,676	132,670
Foreign currency translation difference	8	(15)
Ending balance	(2,823,497)	(2,123,089)
Accumulated depreciation and amortization | CV database
Intangible assets and goodwill
Beginning balance	(299,287)	(235,725)
Amortization for the year	103,165	63,562
Ending balance	(402,452)	(299,287)
Accumulated depreciation and amortization | Non-contractual customer relationships
Intangible assets and goodwill
Beginning balance	(987,817)	(783,441)
Amortization for the year	271,980	204,376
Ending balance	(1,259,797)	(987,817)
Accumulated depreciation and amortization | Trademarks and domains
Intangible assets and goodwill
Beginning balance	(735,559)	(583,022)
Amortization for the year	190,220	152,559
Foreign currency translation difference	(14)	22
Ending balance	(925,793)	(735,559)
Accumulated depreciation and amortization | Website software
Intangible assets and goodwill
Beginning balance	(46,992)	(73,713)
Amortization for the year	152,668	32,824
Disposals	27,063	59,545
Foreign currency translation difference	1
Ending balance	(172,596)	(46,992)
Accumulated depreciation and amortization | Patents and copyrights
Intangible assets and goodwill
Beginning balance	(5,913)	(4,440)
Amortization for the year	2,100	2,333
Disposals	2,726	860
Ending balance	(5,287)	(5,913)
Accumulated depreciation and amortization | Other software, licenses and other
Intangible assets and goodwill
Beginning balance	(47,521)	(50,440)
Amortization for the year	67,959	69,309
Disposals	57,887	72,265
Foreign currency translation difference	21	(37)
Ending balance	₽ (57,572)	₽ (47,521)

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).